Schedule of Contractual Maturities of Financial Liabilities (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 1,991,536	$ 2,034,436
Financial liability host debt, interest rate	(0.00%)	9.30%
Financial liability host debt	$ (0)	$ 16,909,856
Lease liability, interest rate	3.50%	3.50%
Lease liability	$ 217,187	$ 183,789
Total non derivative	2,208,723	19,128,081
Derivative liability		18,694,729	$ 878,653
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	1,991,536	2,034,436
Financial liability host debt	(0)	16,567,450
Lease liability	135,680	127,361
Total non derivative	2,127,216	18,729,247
Derivative liability	(0)	(0)
Total Derivative	(0)	(0)
Between 1 and 2 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	(0)	(0)
Financial liability host debt	(0)	342,406
Lease liability	46,240	28,214
Total non derivative	46,240	370,620
Derivative liability	(0)	(0)
Total Derivative	(0)
Between 2 and 5 Years [Member]
IfrsStatementLineItems [Line Items]
Trade and other payables	(0)	(0)
Financial liability host debt	(0)	(0)
Lease liability	35,267	28,214
Total non derivative	35,267	28,214
Derivative liability	(0)	(0)
Total Derivative	$ (0)	$ (0)